UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     August 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     412211


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allete Inc.                 COMMON              018522102     7191   215940     X    SOLE                   215940
Alaris Medical Systems      COMMON              011637105    10500   475744     X    SOLE                   475744
Aventis ADR                 COMMON              053561106      306     4017     X    SOLE                     4017
AT&T Wireless               COMMON              00209A106    83997  5865684     X    SOLE                  5865684
Comdisco Hldg Co Inc Common COMMON              200334100     2432    93533     X    SOLE                    93533
Conseco Com                 COMMON              208464883     7210   362294     X    SOLE                   362294
Eagle Materials Inc. CL B   COMMON              26969P207     3480    50246     X    SOLE                    50246
FEMSA                       COMMON              344419106    20665   450807     X    SOLE                   450807
Gartner Inc Class B         COMMON              366651206     7810   605913     X    SOLE                   605913
Kerr McGee Corp             COMMON              492386107        0        2     X    SOLE                        2
Liberty Media- A            COMMON              530718105    19574  2177312     X    SOLE                  2177312
Liberty Media International COMMON              530719103     2997    80789     X    SOLE                    80789
Maxwell Shoe Inc            COMMON              577766108    10466   450334     X    SOLE                   450334
Mandalay Resort Group       COMMON              562567107    32700   476398     X    SOLE                   476398
McLeod USA                  COMMON              582266706       25    52521     X    SOLE                    52521
Metro Goldwin Mayer         COMMON              591610100     3198   264318     X    SOLE                   264318
Neighborcare Inc            COMMON              64015Y104    19859   633865     X    SOLE                   633865
Neiman Marcus cl B          COMMON              640204301     3880    74898     X    SOLE                    74898
News Corp Ltd. A class      COMMON              652487802     2350    71485     X    SOLE                    71485
Plains Resources Inc.       COMMON              726540503     6303   371844     X    SOLE                   371844
Seacoast Financial          COMMON              81170Q106     6557   189517     X    SOLE                   189517
Stelmar Shipping LTD        COMMON              V8726M103     7988   240965     X    SOLE                   240965
Sovereign Bancorp           COMMON              845905108     6034   273045     X    SOLE                   273045
Tularik Inc.                COMMON              899165104     3265   131653     X    SOLE                   131653
Titan Corp                  COMMON              888266103     2846   219266     X    SOLE                   219266
Wellpoint Health            COMMON              94973H108   135350  1208375     X    SOLE                  1208375
Alaris Medical July 20 Call OPTION              011637105       32      135     X    SOLE                      135
AT&T Wirels Jan 10 05 call  OPTION              00209A106     3429     7621     X    SOLE                     7621
Conseco Sept 20 Call        OPTION              208464883      211     2223     X    SOLE                     2223
Cox Sept 30 Put             OPTION              224044107      536     2060     X    SOLE                     2060
Mandalay Resort Jan 65 call OPTION              562567107      621     1242     X    SOLE                     1242
Titan Corp July 17.5 put    OPTION              888266103      399      907     X    SOLE                      907